Note 1 - Segment information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 2,556,453	$ 4,632,789	$ 3,165,937
Percentage of entity's revenue	10.00%	10.00%	10.00%
Non-current assets attributable to the Company’s country of incorporation	$ 11,213,945	$ 10,577,436
Revenues from services performed	12,523,934	14,868,860	$ 11,762,526
Contract liabilities	206,200	263,700
Contract assets	50,800	47,500
Tubes [member]
Disclosure of operating segments [line items]
Revenues from services performed	11,907,000	14,185,000	11,133,000
Related parties [member]
Disclosure of operating segments [line items]
Contract assets	14,200
Services to third parties [member] | Tubes [member]
Disclosure of operating segments [line items]
Revenues from services performed	$ 483,500	$ 164,800	$ 108,300
Tenaris [member] | Government customers [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	30.00%	26.00%	22.00%
LUXEMBOURG
Disclosure of operating segments [line items]
Non-current assets attributable to the Company’s country of incorporation	$ 15,600	$ 10,700	$ 2,900
USA
Disclosure of operating segments [line items]
Percentage of entity's revenue	32.00%
Argentina
Disclosure of operating segments [line items]
Percentage of entity's revenue	12.00%
Saudi Arabia | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Canada | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Mexico | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Brazil | Less than 10 Percent [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%